T. ROWE PRICE All-Cap Opportunities Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.9%
COMMUNICATION SERVICES 10.6%
Entertainment 3.6%
CTS Eventim (EUR) (1) 561,770 38,154
Liberty Media-Liberty Formula One, Class C (1) 1,761,198 123,002
Live Nation Entertainment (1) 1,186,981 139,636
300,792
Interactive Media & Services 4.8%
Alphabet, Class C (1) 130,060 363,256
Snap, Class A (1) 1,275,300 45,898
409,154
Media 1.1%
Charter Communications, Class A (1) 174,999 95,465
95,465
Wireless Telecommunication Services 1.1%
T-Mobile U.S. (1) 725,434 93,109
93,109
Total Communication Services 898,520
CONSUMER DISCRETIONARY 17.2%
Automobiles 2.8%
Rivian Automotive, Acquisition Date: 12/23/19 - 1/19/21,
Cost $49,488 (1)(2) 2,901,661 138,490
Rivian Automotive, Class A (1) 367,409 18,459
Tesla (1) 78,200 84,268
241,217
Hotels, Restaurants & Leisure 5.4%
Cedar Fair (1) 2,108,471 115,544
Chipotle Mexican Grill (1) 80,500 127,354
Marriott International, Class A (1) 703,000 123,552
Planet Fitness, Class A (1) 1,076,452 90,939
457,389
Internet & Direct Marketing Retail 2.6%
Amazon.com (1) 68,432 223,085
223,085
Specialty Retail 4.9%
Burlington Stores (1) 134,204 24,448
Carvana (1) 203,576 24,285
Home Depot  559,800 167,565
O'Reilly Automotive (1) 214,400 146,855

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  570,546 51,612
414,765
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica (1) 338,800 123,740
123,740
Total Consumer Discretionary 1,460,196
CONSUMER STAPLES 0.4%
Personal Products 0.4%
Olaplex Holdings (1) 1,962,766 30,678
Total Consumer Staples 30,678
ENERGY 4.2%
Energy Equipment & Services 3.2%
Baker Hughes  3,564,392 129,780
Halliburton  3,765,100 142,584
272,364
Oil, Gas & Consumable Fuels 1.0%
EOG Resources  418,700 49,922
Valero Energy  335,200 34,036
83,958
Total Energy 356,322
FINANCIALS 8.5%
Banks 0.6%
East West Bancorp  100,993 7,980
Western Alliance Bancorp  481,561 39,883
47,863
Capital Markets 6.3%
Charles Schwab  3,223,362 271,762
CME Group  490,745 116,729
London Stock Exchange Group (GBP)  687,560 71,699
XP, Class A (1) 2,364,656 71,176
531,366
Insurance 1.6%
Chubb  643,426 137,629
137,629
Total Financials 716,858
HEALTH CARE 16.9%
Biotechnology 2.4%
AbbVie  734,419 119,056
Argenx, ADR (1) 195,300 61,580

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Ultragenyx Pharmaceutical (1) 364,069 26,439
207,075
Health Care Equipment & Supplies 2.7%
Cooper  204,573 85,428
Intuitive Surgical (1) 287,785 86,819
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,145 (1)(2)
(3) 2,428,492 1,991
Teleflex  161,538 57,319
231,557
Health Care Providers & Services 7.7%
Centene (1) 1,113,900 93,779
HCA Healthcare  223,174 55,932
Humana  213,598 92,952
Molina Healthcare (1) 454,700 151,683
UnitedHealth Group  500,553 255,267
649,613
Life Sciences Tools & Services 2.4%
Thermo Fisher Scientific  225,200 133,014
West Pharmaceutical Services  161,700 66,412
199,426
Pharmaceuticals 1.7%
AstraZeneca, ADR  1,393,122 92,420
Zoetis  274,100 51,692
144,112
Total Health Care 1,431,783
INDUSTRIALS & BUSINESS SERVICES 7.6%
Aerospace & Defense 1.8%
Airbus (EUR) (1) 1,255,528 151,503
151,503
Commercial Services & Supplies 0.7%
Waste Connections  413,608 57,781
57,781
Industrial Conglomerates 2.8%
General Electric  1,555,057 142,288
Roper Technologies  194,800 91,990
234,278
Machinery 1.8%
Middleby (1) 905,500 148,448
148,448

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services 0.5%
TransUnion  393,100 40,623
40,623
Total Industrials & Business Services 632,633
INFORMATION TECHNOLOGY 26.4%
IT Services 7.3%
Adyen (EUR) (1) 17,256 34,179
Euronet Worldwide (1) 325,985 42,427
Fidelity National Information Services  1,428,172 143,417
VeriSign (1) 394,400 87,738
Visa, Class A  1,380,092 306,063
613,824
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices (1) 1,250,200 136,697
NVIDIA  448,123 122,275
Texas Instruments  715,812 131,337
390,309
Software 10.1%
Atlassian, Class A (1) 96,300 28,296
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)(3) 4,074 5,561
Ceridian HCM Holding (1) 371,114 25,369
Microsoft  1,714,024 528,451
Salesforce (1) 555,393 117,921
ServiceNow (1) 38,383 21,375
Synopsys (1) 204,226 68,062
Workiva (1) 507,954 59,939
854,974
Technology Hardware, Storage & Peripherals 4.4%
Apple  2,156,232 376,500
376,500
Total Information Technology 2,235,607
MATERIALS 3.1%
Chemicals 3.1%
Albemarle  463,408 102,483
CF Industries Holdings  336,500 34,680
FMC  510,020 67,103
Sherwin-Williams  227,300 56,738
Total Materials 261,004
UTILITIES 3.0%
Electric Utilities 3.0%

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
American Electric Power  474,730 47,364
NextEra Energy  2,393,964 202,793
Total Utilities 250,157
Total Common Stocks (Cost $6,076,576) 8,273,758
CONVERTIBLE PREFERRED STOCKS 1.1%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,875 (1)(2)
(3) 159,769 25,093
Total Communication Services 25,093
CONSUMER DISCRETIONARY 0.2%
Leisure Products 0.2%
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 17,747
Total Consumer Discretionary 17,747
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(2)(3) 702,380 5,689
Total Health Care 5,689
INDUSTRIALS & BUSINESS SERVICES 0.2%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,359 (1)(2)(3) 230,036 15,641
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 68,354 4,648
Total Industrials & Business Services 20,289
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 330
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 14
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)(2)
(3) 166,137 15,239
Total Information Technology 15,583

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 9,528
Total Materials 9,528
Total Convertible Preferred Stocks (Cost $69,674) 93,929
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.29% (4)(5) 85,376,788 85,377
Total Short-Term Investments (Cost $85,377) 85,377
Total Investments in Securities 100.0%
(Cost $6,231,627) $ 8,453,064
Other Assets Less Liabilities (0.0)% (822)
Net Assets 100.0% $ 8,452,242
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $239,971 and represents 2.8% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — # $ — $ 32 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 238,566 ¤ ¤ $ 85,377 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $32 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $85,377.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE All-Cap Opportunities Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE All-Cap Opportunities Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,832,181 $ 434,025 $ 7,552 $ 8,273,758
Convertible Preferred Stocks — — 93,929 93,929
Short-Term Investments 85,377 — — 85,377
Total $ 7,917,558 $ 434,025 $ 101,481 $ 8,453,064

T. ROWE PRICE All-Cap Opportunities Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $4,493,000 for the period ended
March 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F60-054Q1 03/22
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 9,420 $ (1,868) $ 7,552
Convertible Preferred Stocks 87,568 6,361 93,929
Total $ 96,988 $ 4,493 $ 101,481